Document and Entity Information	Oct. 29, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0000019411
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity File Number	1-6639
Entity Registrant Name	MAGELLAN HEALTH INC
Entity Incorporation, State or Country Code	DE
Entity Tax Identificatoin Number	58-1076937
Entity Address, Address Line One	4801 E. Washington Street
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85034
City Area Code	800
Local Phone Number	642-1716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MGLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false